Accrued Liabilities and Other Payables (Details) - Schedule of accrued Liabilities and Other Payables - USD ($)		Dec. 31, 2021	Dec. 31, 2020
Schedule of accrued Liabilities and Other Payables [Abstract]
Accrued payroll		$ 3,696,307	$ 2,934,875
VAT payable		3,111,259	1,961,571
Individual tax payable		111,147	260,283
Other loans	[1]	54,852,359	40,563,484
Advertising payable	[2]	18,530,235	18,625,480
Other payable		9,056,972	2,121,391
Accrued liabilities and other payables		$ 89,358,279	$ 66,467,084

[1]

Other loans primarily consist of a loan from Geely Technology which bears interest at 8% per annum and other interest-free loans from third parties for working capital purposes. On November 13, 2019, the Company entered into a Share Subscription Agreement with Geely Technology to issue 21,794,872 preferred shares at a purchase price of $1.95 per share for an aggregate purchase price of $42,500,000. Per the terms of the agreement, the Company recognized $32,910,257 as a loan. The Company received $21,743,857 as of December 31, 2019 and the remaining amount was received in January 2020. Geely Technology may request repayment after November of 2020, and under such circumstance, the Company shall pay it back in January of 2021. On December 24, 2020, Geely Technology sent a notice of redemption and the loan was reclassified as current as of December 31, 2020. The Company is in negotiation for an extension with Geely Technology.

Pursuant to the Share Subscription Agreement, Geely had the right to require the Company to repurchase all or part of the Preferred Shares in cash at a repurchase price upon the following events: (i) six (6) months after the closing date; (ii) the proposed acquisition of eMapgo Technologies (Beijing) Co., Ltd. was terminated; (iii) the Company breached the Share Subscription Agreement; or (iv) within six (6) months from the closing date provided that the Company had sufficient funds after completing the Proposed Acquisition. The repurchase price per each Preferred Share was the higher of (i) $1.95 per share; or (ii) the US dollars equivalent to RMB13.7648 per share (the “Repurchase Price”), where the exchange rate was the central parity rate between RMB and USD published by the People’s Bank of China the day before Geely issued the repurchase notice, plus an eight percent (8%) annual simple interest rate basis calculated from the date such Purchase Price was fully paid until the date of full payment of the Repurchase Price, which was required to be made in a lump sum on the date of the payment of the Repurchase Price, plus all declared but unpaid dividends with respect to the Preferred Shares. The Company was obligated to pay the corresponding Repurchase Price within sixty (60) days following twelve (12) months after the Purchased Shares were issued. Geely had the right to convert the Preferred Shares into the Company’s ordinary shares at the ratio of 1:1 at any time. The repurchase right discussed above did not apply to the ordinary shares so converted.

Pursuant to the Share Subscription Agreement, in addition to the Preferred Shares, the Company issued to Geely a warrant to purchase 10,897,436 ordinary shares (the “Warrant”). Each warrant entitles Geely to purchase one ordinary share at an exercise price (the “Warrant Exercise Price”), equal to one hundred twenty percent (120%) of the Purchase Price of the Preferred Shares (i.e. USD 2.34). After Geely elects to convert the Preferred Shares into ordinary shares, the Company shall have the right to require Geely to exercise the Warrant in the event that the volume weighted average price (“VWAP”) for any trailing 20-day period is in excess of one hundred twenty-five percent (125%) of the Warrant Exercise Price (i.e. USD 2.925). Upon receipt of the notice of exercise of the Warrant, Geely shall decide whether to exercise the Warrant in accordance with applicable Chinese governmental regulatory requirements (including but not limited to ODI procedures) and shall promptly notify the Company in writing of the result of such decision. If Geely decides not to exercise the Warrant, the Warrant shall become void.

[2]	Advertising payable represents the payments owed to the vendors that provide advertising activities for the Company to promote the Luokuang mobile application.